DERIVATIVES AND HEDGING TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contract	Dec. 31, 2006 contract	Dec. 31, 2010
DERIVATIVES AND HEDGING TRANSACTIONS
Maximum period for hedged transactions (in months)	12 months
Number of interest rate swap contracts entered into and subsequently closed	6	2
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	$ 10.4		$ 1.8
LIABILITY DERIVATIVES	3.3		5.1
Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Notional values	586		433
Derivatives designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	3.8		0.5
LIABILITY DERIVATIVES	1.2		3.2
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	6.6		1.3
LIABILITY DERIVATIVES	$ 2.1		$ 1.9